Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Total sales	$ 161,788	$ 131,323	$ 315,206	$ 191,177
Operating expenses:
Cost of sales (excluding depreciation, depletion and accretion expense)	63,504	47,050	126,059	71,495
Depreciation, depletion and accretion expense	9,433	6,404	17,952	12,571
GrossProfit	88,851	77,869	171,195	107,111
Selling, general and administrative expense	12,183	5,365	20,687	10,640
Operating income (loss)	76,668	72,504	150,508	96,471
Interest expense, net	(521)	(3,904)	(3,963)	(7,894)
Other income (loss)	118	514	302	1,608
Income (loss) before income taxes	76,265	69,114	146,847	90,185
Income tax expense	5,054	593	12,731	818
Net income (loss)	71,211	68,521	134,116	89,367
Less: Pre-IPO net income attributable to Atlas Sand Company, LLC	0		54,561
Less: Net income attributable to redeemable noncontrolling interest	32,693		39,303
Net income attributable to Atlas Energy Solutions, Inc.	$ 38,518		$ 40,252	89,367
Earnings Per Share, Basic [Abstract]
Net income per Class A common share, Basic	$ 0.67		$ 0.7
Net income per Class A common share, Diluted	$ 0.67		$ 0.7
Weighted average Class A common shares outstanding, Basic	57,148		57,148
Weighted average Class A common shares outstanding, Diluted	57,420		57,420
Atlas Sand Company LLC [Member]
Total sales					$ 482,724	$ 172,404	$ 111,772
Operating expenses:
Cost of sales (excluding depreciation, depletion and accretion expense)					198,918	84,656	73,118
Depreciation, depletion and accretion expense					27,498	23,681	20,887
GrossProfit					256,308	64,067	17,767
Selling, general and administrative expense					24,317	17,071	17,743
Impairment of long-lived assets					0	0	1,250
Operating income (loss)					231,991	46,996	(1,226)
Interest expense, net					(15,760)	(42,198)	(32,819)
Other income (loss)					2,631	291	(25)
Income (loss) before income taxes					218,862	5,089	(34,070)
Income tax expense					1,856	831	372
Net income (loss)					217,006	4,258	(34,442)
Net income attributable to Atlas Energy Solutions, Inc.					217,006	4,258	(34,442)
Product [Member]
Total sales	$ 125,216	112,531	$ 253,358	167,343
Product [Member] | Atlas Sand Company LLC [Member]
Total sales					408,446	142,519	80,527
Operating expenses:
Cost of sales (excluding depreciation, depletion and accretion expense)					130,800	57,800	47,100
Service [Member]
Total sales	$ 36,572	$ 18,792	$ 61,848	$ 23,834
Service [Member] | Atlas Sand Company LLC [Member]
Total sales					74,278	29,885	31,245
Operating expenses:
Cost of sales (excluding depreciation, depletion and accretion expense)					$ 68,100	$ 26,900	$ 26,000